SCHEDULE III - SUPPLEMENTAL SCHEDULE OF INVESTMENT PROPERTY INFORMATION (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) property
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	1,068
Fair value	$ 75,761
Debt	43,657
Commercial Development properties and land/parking lots
Real Estate And Accumulated Depreciation By Property [Line Items]
Fair value	4,436
Development properties and land
Real Estate And Accumulated Depreciation By Property [Line Items]
Debt	487
Corporate facilities
Real Estate And Accumulated Depreciation By Property [Line Items]
Debt	13,289
Hospitality Property
Real Estate And Accumulated Depreciation By Property [Line Items]
Debt	$ 6,223
Core Office
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	75
Fair value	$ 21,351
Debt	$ 11,223
Core Office | United States
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	39
Fair value	$ 14,416
Debt	$ 7,398
Core Office | Canada
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	24
Fair value	$ 4,127
Debt	$ 1,840
Core Office | Australia
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	8
Fair value	$ 2,342
Debt	$ 1,395
Core Office | Europe
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	2
Fair value	$ 137
Debt	$ 515
Core Office | Brazil
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	2
Fair value	$ 329
Debt	$ 75
Core Retail
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	57
Fair value	$ 17,224
Debt	$ 7,713
LP Investments - Office
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	134
Fair value	$ 7,861
Debt	$ 4,939
LP Investments Retail
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	39
Fair value	$ 3,409
Debt	$ 1,970
Logistics
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	2
Fair value	$ 183
Debt	$ 87
Multifamily
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	57
Fair value	$ 4,151
Debt	$ 2,857
Triple Net Lease
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	327
Fair value	$ 4,812
Debt	$ 3,785
Self-storage
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	95
Fair value	$ 847
Debt	$ 627
Student Housing
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	49
Fair value	$ 2,031
Debt	$ 1,692
Manufactured Housing
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	136
Fair value	$ 2,369
Debt	$ 1,239
Mixed-use
Real Estate And Accumulated Depreciation By Property [Line Items]
Number of properties | property	97
Fair value	$ 11,523
Debt	$ 7,525